Income Taxes - Summary of Breakdown of Consolidated Excess MCIT and NOLCO (Detail) ₱ in Millions	12 Months Ended
Dec. 31, 2017 PHP (₱)
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
MCIT	₱ 718
Consolidated tax benefits, MCIT	718
Consolidated unrecognized deferred income tax assets, MCIT	(111)
Consolidated recognized deferred income tax assets, MCIT	607
NOLCO	7,961
Consolidated tax benefits, NOLCO	2,388
Consolidated unrecognized deferred income tax assets, NOLCO	(2,145)
Consolidated recognized deferred income tax assets, NOLCO	₱ 243
December 31, 2015 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Expiry Date	Dec. 31, 2018
MCIT	₱ 88
NOLCO	₱ 2,436
December 31, 2016 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Expiry Date	Dec. 31, 2019
MCIT	₱ 150
NOLCO	₱ 1,584
December 31, 2017 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [Line Items]
Expiry Date	Dec. 31, 2020
MCIT	₱ 480
NOLCO	₱ 3,941